Intangible Assets, Net	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]

Note 8—Intangible assets, net

The Company’s intangible assets with definite useful lives primarily consist of copyrights, non-compete agreements and technology know-hows. The following table summarizes acquired intangible asset balances as of:

	December 31, 2018	December 31, 2019	December 31, 2019
	RMB	RMB	USD
Copyrights	579,722	579,722	83,100
Non-compete agreements*	64,747,645	64,961,002	9,311,803
Technology know-hows*	12,275,544	12,549,859	1,798,953
Subtotal	77,602,911	78,090,583	11,193,856
Less: accumulated amortization	(37,357,766)	(50,551,285)	(7,246,249)
Intangible assets, net	40,245,145	27,539,298	3,947,607

*	There is no change in carrying value of non-compete agreements and technology know-hows except for the foreign exchange translation difference from Skystar.

Amortization expense for the years ended December 31, 2017, 2018 and 2019 amounted to RMB 12,206,243, RMB 12,795,897 and RMB 13,193,519 (USD 1,891,219), respectively.

The estimated amortization is as follows:

Twelve months ending December 31,	Estimated amortization expense	Estimated amortization expense
	RMB	USD
2020	13,036,210	1,868,669
2021	9,891,766	1,417,930
2022	3,731,612	534,906
2023	716,975	102,774
2024	57,972	8,310
Thereafter	104,763	15,018
Total	27,539,298	3,947,607